Fair Value Measurement (Tables)	12 Months Ended
Sep. 30, 2024
Fair Value Measurement [Abstract]
Schedule of company’s assets and liabilities measured and recorded at fair value on a recurring basis

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis as of September 30, 2024:

	Quoted	Significant Other	Significant
	Price in	Observable	Unobservable	Balance at
	Active Markets	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2024
Assets
Customer digital currency assets	$—	$615,361	—	$615,361
Total assets	$—	$615,361	$—	$615,361

Liabilities
Customer digital currency liabilities	$—	$23,605	$—	$23,605
Total liabilities	$—	$23,605	$—	$23,605